Other assets (Tables)	12 Months Ended
Mar. 31, 2018
Other Assets Disclosure

Other assets include the following:

	As of March 31,
	2017		2018		2018
	(In millions)
Security deposits for leased property	Rs.	4,934.5	Rs.	5,004.1	US$	76.9
Sundry accounts receivable		19,844.2		23,216.1		356.6
Advance tax (net of provision for taxes)		16,876.6		17,988.3		276.3
Advances		3,696.3		5,510.2		84.6
Prepaid expenses		800.8		897.0		13.8
Restricted cash/securitization margin for credit enhancement and securitized transactions		5,998.6		5,815.1		89.3
Derivatives (refer to note 24)		139,217.1		50,836.3		780.8
Others		25,406.4		48,297.8		741.7

Total	Rs.	216,774.5	Rs.	157,564.9	US$	2,420.0